RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

12.  RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets which mainly relate to leases of premises and vehicles, are as follows:

	2022	2021
Cost
Balance at beginning of year	$352.8	$319.3
Additions financed with lease obligations	45.3	50.9
Retirement and other	(16.6)	(17.4)
Balance at end of year	381.5	352.8

Accumulated depreciation
Balance at beginning of year	229.9	208.0
Depreciation	41.2	38.7
Retirement and other	(17.7)	(16.8)
Balance at end of year	253.4	229.9

Net carrying amount	$128.1	$122.9

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with affiliated corporations of $15.5 million as of December 31, 2022 ($17.5 million as of December 31, 2021). The depreciation expense on leases with affiliated corporations was $4.3 million in 2022 ($3.9 million in 2021).